UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02319
______________________________________________

Fort Dearborn Income Securities, Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Joseph J. Allessie, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019 (Name and address of agent for service)

Copy to: Bruce G. Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Item 1. Schedule of Investments

Fort Dearborn Income Securities, Inc.

Industry diversification (unaudited)
As a percentage of net assets as of December 31, 2011

Bonds
Corporate bonds
Aerospace & defense	0.42%
Agriculture	0.30
Automobiles	1.26
Banks	0.32
Beverages	0.36
Biotechnology	0.07
Building products	0.35
Capital markets	2.93
Chemicals	0.81
Commercial banks	2.82
Commercial services & supplies	0.88
Communications equipment	0.59
Computers & peripherals	0.22
Diversified financial services	4.82
Diversified telecommunication services	4.41
Electric utilities	4.24
Energy equipment & services	0.91
Food & staples retailing	2.13
Food products	1.12
Gas utilities	0.23
Health care providers & services	1.15
Household durables	0.65
Independent power producers & energy traders	0.70
Insurance	2.99
Leisure equipment & products	0.27
Life sciences tools & services	0.10
Machinery	0.25
Media	4.03
Metals & mining	2.58
Multiline retail	0.54
Multi-utilities	1.04
Office electronics	0.41
Oil, gas & consumable fuels	8.86
Paper & forest products	0.58
Pharmaceuticals	0.94
Real estate investment trust (REIT)	0.08
Road & rail	0.69
Semiconductors & semiconductor equipment	0.26
Software	0.29
Specialty retail	0.13
Tobacco	2.09
Wireless telecommunication services	0.83

Total corporate bonds	58.65%
Asset-backed securities	0.62
Commercial mortgage-backed securities	1.01
Mortgage & agency debt securities	5.31
Municipal bonds	6.38
US government obligations	22.93
Non-US government obligations	4.04

Total bonds	98.94%
Preferred stock	0.02
Short-term investment	0.26

Total investments	99.22%
Cash and other assets, less liabilities	0.78

Net assets	100.00%

Fort Dearborn Income Securities, Inc. — Portfolio of investments
December 31, 2011 (unaudited)

	Face
Security description	amount	Value

Bonds — 98.94%
Corporate bonds — 58.65%
Australia — 0.62%
Rio Tinto Finance USA Ltd.,
4.125%, due 05/20/21	$400,000	$429,995
9.000%, due 05/01/19	355,000	484,493

Total Australia corporate bonds		914,488

Austria — 0.27%
PE Paper Escrow GmbH,
12.000%, due 08/01/14[1]	375,000	399,375

Bermuda — 0.11%
Validus Holdings Ltd.,
8.875%, due 01/26/40	150,000	163,875

Brazil — 0.28%
Petrobras International Finance Co.,
6.875%, due 01/20/40	350,000	403,543

Canada — 2.15%
Anadarko Finance Co.,
Series B, 7.500%, due 05/01/31	490,000	592,842
Canadian Natural Resources Ltd.,
5.850%, due 02/01/35	435,000	517,766
EnCana Corp.,
6.625%, due 08/15/37	250,000	301,954
Petro-Canada,
6.800%, due 05/15/38	520,000	671,411
Teck Resources Ltd.,
6.250%, due 07/15/41	375,000	433,205
TransCanada PipeLines Ltd.,
7.125%, due 01/15/19	500,000	638,123

Total Canada corporate bonds		3,155,301

Cayman Islands — 1.97%
Transocean, Inc.,
6.800%, due 03/15/38	535,000	539,247
7.500%, due 04/15/31	575,000	596,770
Vale Overseas Ltd.,
4.625%, due 09/15/20	1,700,000	1,757,977

Total Cayman Islands corporate bonds		2,893,994

France — 0.24%
Electricite De France,
6.950%, due 01/26/39[1]	300,000	353,073

Luxembourg — 1.08%
Covidien International Finance SA,
4.200%, due 06/15/20	440,000	481,783
Enel Finance International SA,
6.000%, due 10/07/39[1]	365,000	293,769
Telecom Italia Capital SA,
6.375%, due 11/15/33	1,060,000	802,786

Total Luxembourg corporate bonds		1,578,338

Malaysia — 0.13%
Petronas Capital Ltd.,
5.250%, due 08/12/19[1]	175,000	196,406

Mexico — 0.79%
America Movil SAB de CV,
5.000%, due 03/30/20	625,000	690,482
Petroleos Mexicanos,
6.500%, due 06/02/41	410,000	461,250

Total Mexico corporate bonds		1,151,732

Netherlands — 0.49%
EDP Finance BV,
6.000%, due 02/02/18[1]	350,000	294,414
Siemens Financieringsmaatschappij NV,
6.125%, due 08/17/26[1]	350,000	424,874

Total Netherlands corporate bonds		719,288

Netherlands Antilles — 0.09%
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	125,000	127,142

Norway — 0.12%
Statoil ASA,
4.250%, due 11/23/41	175,000	182,770

Qatar — 0.38%
Qtel International Finance Ltd.,
7.875%, due 06/10/19[1]	455,000	554,531

South Africa — 0.29%
AngloGold Ashanti Holdings PLC,
5.375%, due 04/15/20	430,000	427,186

Sweden — 0.13%
Nordea Bank AB,
4.875%, due 05/13/21[1]	230,000	194,398

Switzerland — 0.25%
Credit Suisse,
6.000%, due 02/15/18	370,000	364,905

United Kingdom — 1.82%
Barclays Bank PLC,
5.140%, due 10/14/20	60,000	50,789
BP Capital Markets PLC,
3.875%, due 03/10/15	740,000	790,177
British Telecommunications PLC,
9.625%, due 12/15/30	555,000	782,161
HSBC Bank PLC,
3.100%, due 05/24/16[1]	215,000	215,013
HSBC Holdings PLC,
4.875%, due 01/14/22	275,000	290,646
6.100%, due 01/14/42	150,000	170,020
Vodafone Group PLC,
5.450%, due 06/10/19	325,000	378,329

Total United Kingdom corporate bonds		2,677,135

United States — 47.44%
AEP Texas Central Co.,
Series E, 6.650%, due 02/15/33	495,000	633,958
Aflac, Inc.,
6.450%, due 08/15/40	325,000	344,210
Allergan, Inc.,
5.750%, due 04/01/16	495,000	572,996
Alltel Corp.,
7.875%, due 07/01/32	300,000	428,766
Altria Group, Inc.,
9.700%, due 11/10/18	310,000	417,078
9.950%, due 11/10/38	480,000	730,071
American International Group, Inc.,
4.250%, due 09/15/14	275,000	267,060
5.850%, due 01/16/18	525,000	513,458
Amgen, Inc.,
5.150%, due 11/15/41	100,000	103,668
Anadarko Petroleum Corp.,
6.450%, due 09/15/36	375,000	427,538

Anheuser-Busch Cos., Inc.,
6.450%, due 09/01/37	400,000	535,576
Apache Corp.,
5.100%, due 09/01/40	625,000	730,467
Archer-Daniels-Midland Co.,
4.535%, due 03/26/42[1]	418,000	440,790
Aristotle Holding, Inc.,
6.125%, due 11/15/41[1]	250,000	270,296
AT&T, Inc.,
6.500%, due 09/01/37	1,665,000	2,073,072
AXA Financial, Inc.,
7.000%, due 04/01/28	165,000	170,593
Bank of America Corp.,
5.420%, due 03/15/17	1,200,000	1,082,652
Bank of America N.A.,
6.000%, due 10/15/36	250,000	207,934
Bear Stearns Cos. LLC,
7.250%, due 02/01/18	1,310,000	1,535,780
Burlington Northern Santa Fe LLC,
5.400%, due 06/01/41	480,000	554,887
Caterpillar, Inc.,
3.900%, due 05/27/21	330,000	362,293
CenterPoint Energy Resources Corp.,
6.000%, due 05/15/18	285,000	331,086
CenturyLink, Inc.,
Series P, 7.600%, due 09/15/39	200,000	196,253
Cisco Systems, Inc.,
5.900%, due 02/15/39	175,000	219,103
Citigroup, Inc.,
6.125%, due 05/15/18	810,000	862,129
8.125%, due 07/15/39	775,000	948,857
Comcast Corp.,
6.950%, due 08/15/37	1,350,000	1,717,616
ConocoPhillips,
6.500%, due 02/01/39	925,000	1,279,522
Consolidated Edison Co., Inc.,
7.125%, due 12/01/18	400,000	514,556
Corning, Inc.,
5.750%, due 08/15/40	350,000	410,925
CVS Caremark Corp.,
6.250%, due 06/01/27	500,000	604,954
Daimler Finance North America LLC,
8.500%, due 01/18/31	460,000	643,173
Dell, Inc.,
5.400%, due 09/10/40	290,000	326,030
DirecTV Holdings LLC,
6.000%, due 08/15/40	445,000	485,439
Discover Bank,
8.700%, due 11/18/19	250,000	285,046
Discovery Communications LLC,
3.700%, due 06/01/15	350,000	368,109
Dominion Resources, Inc.,
Series B, 5.950%, due 06/15/35	495,000	589,129
Dow Chemical Co.,
4.125%, due 11/15/21	750,000	769,290
8.550%, due 05/15/19	222,000	290,449
DTE Energy Co.,
6.350%, due 06/01/16	500,000	579,005
Duke Energy Carolinas LLC,
6.050%, due 04/15/38	350,000	458,196
EI du Pont de Nemours & Co.,
5.600%, due 12/15/36	50,000	61,880
Enterprise Products Operating LLC,
6.125%, due 10/15/39	500,000	558,483
ERAC USA Finance Co.,
7.000%, due 10/15/37[1]	440,000	529,353
ERP Operating LP,
4.750%, due 07/15/20	110,000	114,117
Fidelity National Financial, Inc.,
6.600%, due 05/15/17	150,000	159,003
Florida Power Corp.,
6.350%, due 09/15/37	215,000	288,711
Ford Motor Co.,
7.450%, due 07/16/31	1,000,000	1,200,000

FPL Group Capital, Inc.,
6.650%, due 06/15/67[2]	200,000	202,000
Genworth Financial, Inc.,
7.625%, due 09/24/21	300,000	280,500
Goldman Sachs Group, Inc.,
6.750%, due 10/01/37	570,000	530,392
Halliburton Co.,
4.500%, due 11/15/41	200,000	205,139
Harris Corp.,
6.375%, due 06/15/19	200,000	227,937
Hasbro, Inc.,
6.350%, due 03/15/40	365,000	394,594
HSBC Bank USA N.A.,
4.875%, due 08/24/20	250,000	231,984
5.625%, due 08/15/35	855,000	803,047
Intel Corp.,
4.800%, due 10/01/41	335,000	375,437
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	750,000	776,250
International Paper Co.,
7.500%, due 08/15/21	365,000	450,541
JP Morgan Chase Capital XXV,
Series Y, 6.800%, due 10/01/37	1,100,000	1,104,125
JPMorgan Chase & Co.,
5.400%, due 01/06/42	150,000	156,538
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	710,000	731,616
6.500%, due 09/01/39	75,000	83,362
Kraft Foods, Inc.,
6.875%, due 02/01/38	430,000	569,394
6.875%, due 01/26/39	440,000	586,173
Kroger Co.,
6.900%, due 04/15/38	650,000	835,843
Laboratory Corp of America Holdings,
4.625%, due 11/15/20	300,000	316,777
Lehman Brothers Holdings, Inc.,
6.750%, due 12/28/17[3,4]	585,000	0
6.875%, due 05/02/18[4]	785,000	208,025
Life Technologies Corp.,
6.000%, due 03/01/20	135,000	150,908
Lowe’s Cos., Inc.,
5.125%, due 11/15/41	175,000	193,900
Massachusetts Mutual Life Insurance Co.,
8.875%, due 06/01/39[1]	275,000	402,258
Merck & Co., Inc.,
6.400%, due 03/01/28	520,000	678,101
Merrill Lynch & Co., Inc.,
5.700%, due 05/02/17	400,000	367,355
6.875%, due 04/25/18	1,015,000	1,000,728
Monsanto Co.,
5.500%, due 08/15/25	65,000	77,630
Morgan Stanley,
5.500%, due 07/28/21	1,075,000	993,983
Series F
5.625%, due 09/23/19	575,000	532,495
6.625%, due 04/01/18	685,000	676,398
Motiva Enterprises LLC,
6.850%, due 01/15/40[1]	340,000	439,590
National Rural Utilities Cooperative Finance Corp.,
10.375%, due 11/01/18	160,000	230,201
Nationwide Mutual Insurance Co.,
8.250%, due 12/01/31[1]	285,000	306,455
9.375%, due 08/15/39[1]	120,000	145,014
News America, Inc.,
6.200%, due 12/15/34	695,000	747,155
7.750%, due 12/01/45	350,000	428,530
Norfolk Southern Corp.,
5.590%, due 05/17/25	200,000	231,030
NuStar Logistics LP,
7.650%, due 04/15/18	975,000	1,157,556
Oncor Electric Delivery Co. LLC,
6.800%, due 09/01/18	425,000	516,842
7.000%, due 09/01/22	380,000	486,772

ONEOK Partners LP,
8.625%, due 03/01/19	215,000	275,993
Oracle Corp.,
6.500%, due 04/15/38	320,000	432,411
Owens Corning,
6.500%, due 12/01/16	475,000	518,406
Pacific Gas & Electric Co.,
6.050%, due 03/01/34	400,000	495,136
8.250%, due 10/15/18	275,000	362,510
Pacific Life Insurance Co.,
9.250%, due 06/15/39[1]	210,000	279,650
Pemex Project Funding Master Trust,
5.750%, due 03/01/18	685,000	753,500
Philip Morris International, Inc.,
5.650%, due 05/16/18	1,200,000	1,419,388
Principal Financial Group, Inc.,
8.875%, due 05/15/19	295,000	367,288
Prudential Financial, Inc.,
Series D, 6.100%, due 06/15/17	505,000	554,414
6.625%, due 12/01/37	260,000	284,701
PSEG Power LLC,
8.625%, due 04/15/31	695,000	1,025,224
Qwest Corp.,
7.625%, due 06/15/15	340,000	376,758
Republic Services, Inc.,
6.200%, due 03/01/40	425,000	513,773
Reynolds American, Inc.,
7.250%, due 06/15/37	425,000	492,987
Safeway, Inc.,
7.450%, due 09/15/27	725,000	871,080
San Diego Gas & Electric Co.,
3.950%, due 11/15/41	275,000	281,624
SC Johnson & Son, Inc.,
4.800%, due 09/01/40[1]	555,000	600,341
Southern California Edison Co.,
6.650%, due 04/01/29	320,000	421,838
Southern Copper Corp.,
6.750%, due 04/16/40	250,000	250,154
Southern Natural Gas Co.,
8.000%, due 03/01/32	430,000	531,842
Sprint Capital Corp.,
6.875%, due 11/15/28	200,000	142,750
SunTrust Bank,
7.250%, due 03/15/18	495,000	564,332
Swiss Re Solutions Holding Corp.,
7.000%, due 02/15/26	295,000	341,402
Target Corp.,
6.350%, due 11/01/32	315,000	399,989
6.500%, due 10/15/37	185,000	245,781
7.000%, due 01/15/38	105,000	146,770
Time Warner Cable, Inc.,
7.300%, due 07/01/38	600,000	729,094
8.750%, due 02/14/19	410,000	523,541
Time Warner, Inc.,
7.625%, due 04/15/31	710,000	916,526
Tupperware Brands Corp.,
4.750%, due 06/01/21[1]	355,000	355,707
Union Electric Co.,
6.700%, due 02/01/19	340,000	413,046
Union Pacific Corp.,
5.780%, due 07/15/40	180,000	218,003
United Technologies Corp.,
5.700%, due 04/15/40	500,000	617,287
UnitedHealth Group, Inc.,
5.800%, due 03/15/36	50,000	59,819
6.875%, due 02/15/38	415,000	556,541

Valero Energy Corp.,
6.625%, due 06/15/37	150,000	160,836
7.500%, due 04/15/32	465,000	544,075
Verizon New York, Inc.,
Series B, 7.375%, due 04/01/32	1,085,000	1,263,423
Virginia Electric & Power Co.,
6.350%, due 11/30/37	165,000	220,234
Wal-Mart Stores, Inc.,
6.500%, due 08/15/37	600,000	828,892
Washington Mutual Bank,
5.500%, due 01/15/13[4]	750,000	75
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17†1,2,4,5,6	1,300,000	6,500
Wells Fargo Bank N.A.,
5.950%, due 08/26/36	750,000	772,178
Wells Fargo Capital X,
5.950%, due 12/15/36	475,000	475,594
Williams Cos., Inc.,
8.750%, due 03/15/32	177,000	231,914
Williams Partners LP,
6.300%, due 04/15/40	275,000	335,306
Wisconsin Power & Light Co.,
7.600%, due 10/01/38	175,000	271,419
WM Wrigley Jr. Co.,
3.700%, due 06/30/14[1]	465,000	479,383
Xcel Energy, Inc.,
4.800%, due 09/15/41	75,000	81,730
Xerox Corp.,
6.350%, due 05/15/18	540,000	608,288
Total United States corporate bonds		69,645,585

Total corporate bonds
(cost $80,098,671)		86,103,065

Asset-backed securities — 0.62%
United States — 0.62%
Ameriquest Mortgage Securities, Inc.,
Series 2005-R6, Class A2,
0.494%, due 08/25/35[2]	87,719	82,466
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3,
6.150%, due 06/15/39	390,000	537,979
Continental Airlines, Inc.,
Series 2009-2, Class A,
7.250%, due 11/10/19	278,058	296,131

Total asset-backed securities
(cost $734,317)		916,576

Commercial mortgage-backed securities — 1.01%
United States — 1.01%
Banc of America Commercial Mortgage, Inc.,
Series 2007-2, Class AM,
5.642%, due 04/10/49[2]	475,000	443,355
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class AM,
5.475%, due 03/10/39	1,100,000	1,033,168

Total commercial mortgage-backed securities
(cost $890,437)		1,476,523

Mortgage & agency debt securities — 5.31%
United States — 5.31%
Federal Home Loan Mortgage Corp.,[7]
5.000%, due 01/30/14	30,000	32,784
Federal Home Loan Mortgage Corp. Gold Pools,[7]
#E01127,
6.500%, due 02/01/17	43,675	47,731
Federal National Mortgage Association Pools,[7]
#AE1568, 4.000%, due 09/01/40	867,420	912,033
#AI7381, 4.000%, due 09/01/41	2,225,477	2,340,632
#AL0160, 4.500%, due 05/01/41	1,247,872	1,328,958
#688066, 5.500%, due 03/01/33	184,332	203,981
#793666, 5.500%, due 09/01/34	913,522	1,003,193
#802481, 5.500%, due 11/01/34	153,533	168,603
#596124, 6.000%, due 11/01/28	120,394	134,206
#253824, 7.000%, due 03/01/31	66,809	77,115
Federal National Mortgage Association Re-REMIC,[7]
Series 1993-106, Class Z,
7.000%, due 06/25/13	10,587	10,982
Government National Mortgage Association Pools,
#781029,
6.500%, due 05/15/29	37,419	43,278
GSR Mortgage Loan Trust,
Series 2006-2F, Class 3A4,
6.000%, due 02/25/36	1,245,617	1,098,124
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-18, Class A2,
5.250%, due 12/25/33	384,847	398,865

Total mortgage & agency debt securities
(cost $7,701,293)		7,800,485

Municipal bonds — 6.38%
California — 1.29%
Los Angeles Unified School District,
6.758%, due 07/01/34	150,000	187,675
State of California, GO,
6.650%, due 03/01/22	300,000	349,215
7.300%, due 10/01/39	570,000	679,127
7.550%, due 04/01/39	365,000	446,672
University of California Revenue Bonds,
Series 2009, 5.770%, due 05/15/43	195,000	224,030

		1,886,719

Georgia — 0.11%
Municipal Electric Authority of Georgia Revenue Bonds,
6.637%, due 04/01/57	150,000	158,204

Illinois — 1.46%
Illinois State Taxable Pension,
5.100%, due 06/01/33	2,350,000	2,144,798

New Jersey — 2.77%
New Jersey Economic Development Authority Revenue Bonds,
Series B, 4.623%, due 02/15/18[8]	5,000,000	3,861,800
New Jersey State Turnpike Authority Revenue Bonds,
Series F, 7.414%, due 01/01/40	140,000	199,678

		4,061,478

New York — 0.22%
New York State Urban Development Corp. Revenue Bonds,
5.770%, due 03/15/39	265,000	316,169

Pennsylvania — 0.22%
Commonwealth of Pennsylvania, GO,
5.350%, due 05/01/30	300,000	326,676

Tennessee — 0.24%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Revenue Bonds,
6.731%, due 07/01/43	300,000	359,916

Texas — 0.07%
Texas Transportation Commission Revenue Bonds,
Series B, 5.178%, due 04/01/30	90,000	106,213

Total municipal bonds
(cost $8,227,445)		9,360,173

US government obligations — 22.93%
US Treasury Bonds,
3.750%, due 08/15/41	6,235,000	7,332,946
4.375%, due 05/15/41	1,565,000	2,039,146
US Treasury Notes,
0.250%, due 10/31/13	1,000,000	1,000,156
0.750%, due 06/15/14	1,615,000	1,632,537
0.875%, due 11/30/16	1,670,000	1,675,089
1.000%, due 10/31/16	485,000	489,699
2.000%, due 11/15/21	19,270,000	19,489,794

Total US government obligations
(cost $33,199,748)		33,659,367

Non-US government obligations — 4.04%
Brazil — 1.64%
Brazilian Government International Bond,
8.250%, due 01/20/34	900,000	1,356,750
8.875%, due 04/15/24	700,000	1,046,500

		2,403,250

Israel — 1.59%
Israel Government AID Bond,
1.638%, due 02/15/17[8]	2,500,000	2,333,655

Mexico — 0.81%
United Mexican States,
8.300%, due 08/15/31	800,000	1,198,000

Total Non-US government obligations
(cost $5,142,056)		5,934,905

Total bonds
(cost $135,993,967)		145,251,094

	Shares

Preferred stock — 0.02%
United States — 0.02%
Ally Financial, Inc.
7.000%[1,9] (cost $34,713)	42	30,107

Short-term investment — 0.26%
Investment company — 0.26%
UBS Cash Management Prime Relationship Fund[10]
(cost $379,230)	379,230	379,230

Total investments[11] — 99.22%
(cost $136,407,910)		145,660,431
Cash and other assets, less liabilities — 0.78%		1,141,047

Net assets — 100.00%		$146,801,478

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$13,499,362
Gross unrealized depreciation	(4,246,841)

Net unrealized appreciation of investments	$9,252,521

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

†	Security is illiquid. At December 31, 2011, the value of this security amounted to $6,500 or 0.00% of net assets.
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $7,987,547 or 5.44% of net assets.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of December 31, 2011 and changes periodically.
[3]	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At December 31, 2011, the value of this security amounted to $0 or 0.00% of net assets.
[4]	Security is in default.
[5]	This security, which represents 0.00% of net assets as of December 31, 2011, is considered restricted. (See restricted security table below for more information.)

Acquisition
			cost as a		Value as a
Restricted	Acquisition	Acquisition	percentage	Value	percentage
security	date	cost	of net assets	12/31/11	of net assets

Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17	10/19/07 - 11/02/07	$1,299,750	0.89%	$6,500	0.00%[a]
[a] Amount represents less than 0.005%

[6]	Perpetual bond security. The maturity date reflects the next call date.
[7]	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[8]	Rate shown reflects annualized yield at December 31, 2011 on zero coupon bond.
[9]	This security is subject to a perpetual call and may be called in full or partially on or anytime after March 19, 2012.
[10]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	09/30/11	12/31/11	12/31/11	12/31/11	12/31/11

UBS Cash Management Prime Relationship Fund	$1,913,431	$ 16,452,434	$ 17,986,635	$379,230	$891

[11]	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable securities or instruments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities and instruments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at a fair value determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820 investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

AID	Agency for International Development
GO	General Obligation
GSR	Goldman Sachs Residential
REIT	Real estate investment trust
Re-REMIC	Combined Real Estate Mortgage Investment Conduit

US Generally accepted accounting principles (“GAAP”) requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 – Unobservable inputs inclusive of the Fund's own assumptions in determining the value of investments.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfer in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, including information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009. The disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements have been implemented for annual and interim periods beginning after December 15, 2010.

In May 2011, FASB issued Accounting Standards Update No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards” (“IFRS”) (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$86,096,565	$6,500	$86,103,065
Asset-backed securities	—	916,576	—	916,576
Commercial mortgage-backed securities	—	1,476,523	—	1,476,523
Mortgage & agency debt securities	—	7,800,485	—	7,800,485
Municipal bonds	—	9,360,173	—	9,360,173
US government obligations	—	33,659,367	—	33,659,367
Non-US government obligations	—	5,934,905	—	5,934,905
Preferred stock	—	30,107	—	30,107
Short-term investment	—	379,230	—	379,230

Total	$—	$145,653,931	$6,500	$145,660,431

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Corporate bonds	Total

Assets
Beginning balance	$19,500	$19,500
Purchases	—	—
Issuances	—	—
Sales	—	—
Settlements	—	—
Accrued discounts (premiums)	(863)	(863)
Total realized gain (loss)	(20)	(20)
Net change in unrealized appreciation/depreciation	(12,117)	(12,117)
Net transfers into Level 3	—	—
Net transfers out of Level 3	—	—

Ending balance	$6,500	$6,500

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at December 31, 2011 was $(12,117).

For more information regarding the Fund’s other significant accounting policies, please refer to Fund’s annual report to shareholders dated September 30, 2011.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fort Dearborn Income Securities, Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	February 29, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer & Principal Accounting Officer

Date:	February 29, 2012